Impact of Separation (Details) - USD ($)		9 Months Ended
	Sep. 24, 2018	Sep. 30, 2018	Sep. 05, 2018	Aug. 28, 2018
Debt Instrument [Line Items]
Increase in net assets	$ 58,300,000	$ 58,300,000
Elanco | Lilly
Debt Instrument [Line Items]
Ownership percentage of outstanding Common stock		80.20%
Senior Notes
Debt Instrument [Line Items]
Aggregate principal amount				$ 2,000,000,000
Credit Facility | Senior Unsecured Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	750,000,000		$ 750,000,000
Credit Facility | Senior Unsecured Term Credit Facility
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 500,000,000		$ 500,000,000